Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 15,102		$ 1,370
Cash held in reserve	16,136		5,690
Amount deposited in reserve	10,446
Proceeds under line of credit	641,000	$ 650,000
Right of use asset	39,417		$ 40,620
Financial guarantee contracts
Loss Contingencies [Line Items]
Cash deposit returned	6,510
Letter of credit [Member]
Loss Contingencies [Line Items]
Cash held in reserve	$ 5,690